OTHER ACCOUNTS PAYABLE	12 Months Ended
Dec. 31, 2018
Trade and other payables [abstract]
OTHER ACCOUNTS PAYABLE

NOTE 10 – OTHER ACCOUNTS PAYABLE

	December 31,
	2018	2017
	U.S. dollars in thousands

Employees	$1,403	$1,117
Institutions	319	339
Interest payable	11	326
Deferred revenues and advances from customers	255	193
Other	75	23
	$2,063	$1,998

For information about the Group’s exposure to currency and liquidity risks in respect of the payables balances, see Note 20.